Share-Based Compensation - Summary of Key Terms and Conditions of Share-Based Compensation Based on Redeemable Warrants (Details)	12 Months Ended
Dec. 31, 2019 shares € / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting	Jun. 15, 2018
Date of the decision and delegation of the Board of Directors to the CEO	Oct. 18, 2019
Date of the CEO decision	Oct. 31, 2019
Total number of BSAAR voided	0
Total number of BSAAR remaining	35,070
Issue Price | € / shares	€ 1.23
Exercise period	05/31/2024
Valuation method used	Black & Scholes
Expected dividends	0.00%
Expected volatility	40.00%
Risk-free interest rate	0.00%
Expected life	8 months 12 days
BSAAR 2014-A - B and C | Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting	Feb. 24, 2015
Date of the Management Board meeting	Jul. 22, 2016
Total number of BSAAR subscribed	10,800
Total number of BSAAR voided	0
Total number of BSAAR exercised	0
Total number of BSAAR remaining	10,800
Issue Price | € / shares	€ 23.5
Exercise period	From 01/01/2018 to 27/07/2020
Estimated fair value—valued by expert opinion | € / shares	€ 4.60
Valuation method used	Black & Scholes
Expected dividends	0.00%
Expected volatility	75.40%
Risk-free interest rate	0.00%
Expected life	4 years
BSAAR 2014-A - B and C | Employees and Officers
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Date of the Shareholders meeting	Apr. 02, 2014
Date of the Management Board meeting	Sep. 16, 2014
Total number of BSAAR subscribed	62,717
Total number of BSAAR voided	61,484
Total number of BSAAR exercised	1,233
Total number of BSAAR remaining	0
Issue Price | € / shares	€ 23.5
Exercise period	voided on 09.2018 - 05.2019 and 07.2019
Valuation method used	Black & Scholes
Expected dividends	0.00%
Expected volatility	75.40%
Risk-free interest rate	0.40%
Expected life	4 years
BSAAR 2014-A - B and C | Employees and Officers | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Estimated fair value—valued by expert opinion | € / shares	€ 8.44
BSAAR 2014-A - B and C | Employees and Officers | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Estimated fair value—valued by expert opinion | € / shares	€ 11.29